Current and long-term debt (Tables)	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Schedule of detailed information about current and long-term debt	The following is a roll forward of the activity within debt, sale and leaseback, and IFRS 16 - lease liability (current and non-current), by facility, for the six months ended June 30, 2023:

		Activity				Balance as of June 30, 2023 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2022	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2023	Current	Non-Current
Hamburg Commercial Credit Facility	$33,732	$—	$(1,646)	$—	$32,086	$3,292	$28,794
Prudential Credit Facility	39,286	—	(2,773)	—	36,513	5,546	30,967
2019 DNB / GIEK Credit Facility	38,338	—	(3,557)	—	34,781	7,113	27,668
BNPP Sinosure Credit Facility	80,576	—	(5,455)	—	75,121	10,908	64,213
2020 $225.0 Million Credit Facility	37,765	—	(2,567)	—	35,198	5,133	30,065
2023 $225.0 Million Credit Facility	—	225,000	(8,475)	—	216,525	33,900	182,625
2023 $49.1 Million Credit Facility	—	49,088	(1,154)	—	47,934	4,616	43,318
2023 $117.4 Million Credit Facility	—	117,394	—	—	117,394	17,008	100,386
Ocean Yield Lease Financing	114,273	—	(59,965)	394	54,702	30,947	23,755
BCFL Lease Financing (LR2s)	67,058	—	(5,473)	215	61,800	10,050	51,750
CSSC Lease Financing	119,165	—	(7,282)	345	112,228	14,338	97,890
BCFL Lease Financing (MRs)	53,202	—	(8,162)	—	45,040	15,628	29,412
AVIC Lease Financing	77,769	—	(77,769)	—	—	—	—
2020 CMBFL Lease Financing	38,090	—	(1,622)	—	36,468	3,242	33,226
2020 TSFL Lease Financing	40,607	—	(1,660)	—	38,947	3,322	35,625
2020 SPDBFL Lease Financing	80,616	—	(3,247)	—	77,369	6,495	70,874
2021 AVIC Lease Financing	83,662	—	(3,626)	—	80,036	7,252	72,784
2021 CMBFL Lease Financing	68,045	—	(3,260)	—	64,785	6,520	58,265
2021 TSFL Lease Financing	49,997	—	(2,190)	—	47,807	4,380	43,427
2021 CSSC Lease Financing	48,631	—	(48,631)	—	—	—	—
2021 $146.3 Million Lease Financing	133,699	—	(6,589)	—	127,110	13,179	113,931
2021 Ocean Yield Lease Financing	63,933	—	(2,901)	—	61,032	5,866	55,166
2022 AVIC Lease Financing	112,620	—	(4,584)	—	108,036	9,168	98,868
IFRS 16 - Leases - 3 MR	21,138	—	(4,234)	—	16,904	8,906	7,998
IFRS 16 - Leases - $670.0 Million	475,939	—	(247,132)	3,619	232,426	153,443	78,983

Unsecured Senior Notes Due 2025	70,451	—	—	22	70,473	—	70,473
	$1,948,592	$391,482	$(513,954)	$4,595	$1,830,715	$380,252	$1,450,463
Less: deferred financing fees	(12,758)	(7,731)	—	3,052	(17,437)	(2,098)	(15,339)
Less: prepaid interest expense	(3,735)	—	2,378	—	(1,357)	(1,357)	—
Total	$1,932,099	$383,751	$(511,576)	$7,647	$1,811,921	$376,797	$1,435,124
(1)    Relates to (i) non-cash accretion, amortization or write-off of lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value upon closing, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of discount on our Senior Notes Due 2025, and (iv) the remeasurement, upon the notification of the intent to exercise purchase options, of the right of use lease liability, IFRS 16 - Leases - $670.0 Million.
The following table summarizes our financial expenses for the six months ended June 30, 2023 and 2022, respectively.

	For the six months ended June 30,
In thousands of U.S. dollars	2023	2022
Interest expense, net of capitalized interest (1)	$81,353	$60,300
Loss on extinguishment of debt and write-off of deferred financing fees (2)	2,694	5,784
Accretion of convertible notes (3)	—	7,747
Amortization of deferred financing fees	2,548	3,483
Accretion of premiums and discounts on debt assumed in historical acquisitions	657	1,396
Total financial expenses	$87,252	$78,710

(1)    The increase in interest expense, net of capitalized interest, for the six months ended June 30, 2023, was primarily attributable to an increase in the benchmark rates, primarily LIBOR, as compared to the six months ended June 30, 2022. During the six months ended June 30, 2023, benchmark interest rates increased as central banks around the world introduced measures to combat rising inflation. The increases in benchmark rates were partially offset by (i) the overall reductions in our indebtedness arising from the sales of 18 vessels (and repayments of the related debt or lease financing obligations), (ii) the exercise of purchase options on 39 lease financed vessels and (iii) the maturity of the Convertible Notes Due 2022 in May 2022, and the conversion of the Convertible Notes Due 2025 in December 2022. These reductions were partially offset by new borrowings as discussed in Note 11. The combination resulted in higher interest expense for the six months ended June 30, 2023 compared to June 30, 2022 despite the reduction in the average debt balance to $2.0 billion from $2.9 billion, respectively. Included in interest expense for the six months ended June 30, 2023 is $0.6 million of accelerated effective interest amortization of lender fees under IFRS 16 - Leases related to the exercise of purchase options on vessels financed under the IFRS 16 - Leases - $670.0 Million lease financing.
(2)    The loss on extinguishment of debt and write-off of deferred financing fees during the six months ended June 30, 2023 include (i) $0.5 million of write-offs of deferred financing fees, (ii) $0.3 million of write-offs of the discounts, and (iii) $1.9 million of debt extinguishment costs, all of which related to the notifications to exercise purchase options on certain lease financed vessels during the period.
The loss on extinguishment of debt and write-off of deferred financing fees during the six months ended June 30, 2022 include (i) $3.8 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels, the repayment of debt on vessels prior to sale and the expiration of the availability period on certain facilities, (ii) $0.7 million of write-offs of the discounts related to the repayment of debt on certain vessels prior to sale, and (iii) $1.2 million of debt extinguishment costs related to the refinancing of the existing indebtedness on certain vessels and the repayment of debt of vessels prior to their sale.
(3) The decrease in accretion of convertible notes for the six months ended June 30, 2023 as compared to the six months ended June 30, 2022 is attributable to the repayment in full of the Convertible Notes Due 2022 upon maturity in May 2022 and the conversion of the Convertible Notes Due 2025 to common shares in December 2022.